Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	151,764,709.53	16,578
Yield Supplement Overcollateralization Amount 09/30/24	2,498,209.60	0
Receivables Balance 09/30/24	154,262,919.13	16,578
Principal Payments	10,401,057.99	317
Defaulted Receivables	240,538.40	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	2,206,177.41	0
Pool Balance at 10/31/24	141,415,145.33	16,239

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.41%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,335,935.38	259
Past Due 61-90 days	1,294,818.54	89
Past Due 91-120 days	199,724.26	15
Past Due 121+ days	0.00	0
Total	4,830,478.18	363

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Delinquency Trigger Occurred	NO

Recoveries	66,535.50
Aggregate Net Losses/(Gains) - October 2024	174,002.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.35%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.26%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.80%
Weighted Average Contract Rate, Yield Adjusted	5.78%
Weighted Average Remaining Term	20.84

Flow of Funds	$ Amount
Collections	10,948,765.16
Investment Earnings on Cash Accounts	23,605.71
Servicing Fee	(128,552.43)
Transfer to Collection Account	0.00
Available Funds	10,843,818.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	38,684.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,844,932.04
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	425,701.88

Total Distributions of Available Funds	10,843,818.44

Servicing Fee	128,552.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	146,260,077.37
Principal Paid	10,349,564.20
Note Balance @ 11/15/24	135,910,513.17

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-3
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-4
Note Balance @ 10/15/24	96,710,077.37
Principal Paid	10,349,564.20
Note Balance @ 11/15/24	86,360,513.17
Note Factor @ 11/15/24	86.3432445%

Class B
Note Balance @ 10/15/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	33,030,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	16,520,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	68,552.36
Total Principal Paid	10,349,564.20
Total Paid	10,418,116.56

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.48000%
Interest Paid	38,684.03
Principal Paid	10,349,564.20
Total Paid to A-4 Holders	10,388,248.23

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0624242
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.4243735
Total Distribution Amount	9.4867977

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3867629
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	103.4749470
Total A-4 Distribution Amount	103.8617099

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	468.13
Noteholders' Principal Distributable Amount	531.87

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	5,504,632.16
Investment Earnings	22,157.27
Investment Earnings Paid	(22,157.27)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,967,668.33	$929,463.68	$1,083,322.76
Number of Extensions	159	72	82
Ratio of extensions to Beginning of Period Receivables Balance	1.28%	0.56%	0.61%